Exhibit 99.5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 4,633 mortgage loans. Said title reports were obtained and reviewed between January 2017 and May 2017 as set forth in Schedule I. With respect to these 4,633 mortgage loans:

General Findings:

1.	As set forth in the title reports, and detailed in Schedule II:

a.	For 4,621 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

b.	For 12 mortgage loans, the subject mortgage was released.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports, and detailed in Schedule III:

a.	For 4,214 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 280 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 66 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected lien position.

d.	For 61 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailable and/or deficient and does not confirm the lien insured in expected lien position.

e.	For 12 mortgage loans, the subject mortgage was released.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports, and detailed in Schedule IV:

a.	For 6 mortgage loans, potentially superior post-origination HOA liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination HOA liens/judgments is $8,214.43.

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports, and detailed in Schedule V:

a.	For 115 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination municipal liens/judgments is $253,323,03.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462